SOUTHWEST AIRLINES CO.

Deborah Ackerman
Vice President — General Counsel

P.O. Box 36611
Dallas, Texas 75235-1611
(214) 792-4665
Facsimile: (214) 792-5151
April 4, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	Southwest Airlines Co. Definitive Proxy Materials
Ladies and Gentlemen:
     On behalf of Southwest Airlines Co. (the “Company”), attached please find the Company’s submission of its definitive proxy materials relating to its 2007 Annual Meeting of Shareholders. The Company intends to release these materials to Shareholders on or about April 12, 2007.
     If you have any questions or comments concerning this matter, please do not hesitate to contact me at (214) 792-4665.

Sincerely,
/s/ Deborah Ackerman

Deborah Ackerman